Shareholder Report, Holdings (Details) - C000234954	Jul. 31, 2024
912797KM8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	39.60%
05578QAD5 | BPCE S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
361841AJ8 | GLP Capital, L.P. / GLP Financing II, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
225313AF2 | Credit Agricole S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
95000U2X0 | Wells Fargo & Company
Holdings [Line Items]
Percent of Net Asset Value	1.70%
14040HCM5 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.70%
83367TBJ7 | Societe Generale S.A.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
22822VAG6 | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
04010LAV5 | Ares Capital Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
46647PBH8 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Communications
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	30.20%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	39.60%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	55.90%
InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	1.80%
InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	42.30%